Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements	Sep. 30, 2023 CAD ($)
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	$ 241,671
2024 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	223,371
2025 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	18,300
2026 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total
License [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	127,412
License [Member] | 2024 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	122,422
License [Member] | 2025 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	4,990
License [Member] | 2026 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total
Telecommunications [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	114,259
Telecommunications [Member] | 2024 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	100,949
Telecommunications [Member] | 2025 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	13,310
Telecommunications [Member] | 2026 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total